Share-Based Payments - Activities in Stock Option Plans (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Number of stock options (thousands)
Beginning balance (in shares) | shares	3,120	3,428
Granted (in shares) | shares	494	488
Exercised (in shares) | shares	(654)	(708)
Forfeited (in shares) | shares	0	(88)
Ending balance (in shares) | shares	2,960	3,120
Exercisable (in shares) | shares	1,088	1,390
Weighted average exercise price
Beginning balance (in CAD per share) | $ / shares	$ 65.01	$ 62.54
Granted (in CAD per share) | $ / shares	79.16	73.19
Exercised (in CAD per share) | $ / shares	58.30	58.13
Forfeited (in CAD per share) | $ / shares	0	69.25
Ending balance (in CAD per share) | $ / shares	68.86	65.01
Exercisable (in CAD per share) | $ / shares	$ 63.25	$ 60.32